Management of Financial Risk (Details Narrative) - CAD ($)	12 Months Ended
	Jan. 31, 2020	Jan. 31, 2021
Total Cash	$ 3,303,002	$ 154,722
Currency risk description	A 5% change in exchange rates will decrease the Company’s loss by approximately $123,000